Earnout Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Earnout Liability
11.	EARNOUT LIABILITY
Certain of the Company’s equity holders are entitled to vest in up to 11,587,500 Earnout Securities if certain share price targets (the “Triggering Events”) are achieved by May 26, 2027 (the “Earnout Deadline”). The Triggering Events each entitle the eligible equity holders to a certain number of shares per Triggering Event. The Triggering Events are as follows:

(i)
the first time, prior to the Earnout Deadline, that the volume-weighted average share price of Biote’s Class A common stock (“VWAP”) equals or exceeds $12.50 per share (the “Price Target 1”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third (1/3)
of the Earnout Securities shall be vested and no longer subject to forfeiture and other transfer restrictions (the “Earnout Restrictions”);

(ii)
the first time, prior to the Earnout Deadline, that the VWAP equals or exceeds $15.00 per share (the “Price Target 2”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third
(1/3) of the Earnout Securities shall be vested and no longer subject to the Earnout Restrictions;

(iii)
the first time, prior to the Earnout Deadline, that the VWAP equals or exceeds $17.50 per share (the “Price Target 3”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third
(1/3) of the Earnout Securities shall be vested and no longer subject to the Earnout Restrictions; and

(iv)	if the Company completes a change of control prior to the Earnout Deadline, then all remaining unvested Earnout Securities shall vest and no longer be subject to the Earnout Restrictions.
The Company’s Earnout liability is recorded at fair value in the condensed consolidated balance sheet. Any changes in fair value are recorded in the changes in earnout liability line of the condensed consolidated statement of income and comprehensive income. Please see Note 12 for further detail.

11.	EARNOUT LIABILITY
Certain of the Company’s equity holders are entitled to vest in up to 11,587,500 Earnout Securities if certain share price targets (the “Triggering Events”) are achieved by May 26, 2027 (the “Earnout Deadline”). The Triggering Events each entitle the eligible equity holders to a certain number of shares per Triggering Event. The Triggering Events are as follows:

(i)
the first time, prior to the Earnout Deadline, that the volume-weighted average share price of Biote’s Class A common stock (“VWAP”) equals or exceeds $12.50 per share (the “Price Target 1”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third
(1/3) of the Earnout Securities shall be vested and no longer subject to forfeiture and other transfer restrictions (the “Earnout Restrictions”);

(ii)
the first time, prior to the Earnout Deadline, that the VWAP equals or exceeds $15.00 per share (the “Price Target 2”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third
(1/3) of the Earnout Securities shall be vested and no longer subject to the Earnout Restrictions;

(iii)
the first time, prior to the Earnout Deadline, that the VWAP equals or exceeds $17.50 per share (the “Price Target 3”) for twenty (20) trading days of any thirty (30) consecutive trading day period following the Closing, one-third
(1/3) of the Earnout Securities shall be vested and no longer subject to the Earnout Restrictions; and

(iv)	if the Company completes a change of control prior to the Earnout Deadline, then all remaining unvested Earnout Securities shall vest and no longer be subject to the Earnout Restrictions.
The Company’s Earnout liability is recorded at fair value in the consolidated balance sheet. Any changes in fair value are recorded in the changes in earnout liability line of the consolidated statement of income and comprehensive income. Please see Note 12 for further detail.